Convertible Debentures and Promissory Notes Payable (Details 1) - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Promissory Notes Payable	$ 360,514	$ 165,878
Promissory notes payable to third party
Promissory Notes Payable	203,077	0
Promissory notes payable to two directors and officers
Promissory Notes Payable	$ 157,437	$ 165,878